RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 11, 2022	Mar. 22, 2022	Jun. 26, 2021	Jun. 01, 2021	Mar. 23, 2021	Feb. 25, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Feb. 08, 2021
Related Party Transaction [Line Items]
Transfer, assign or sell any shares or warrants after completion of initial business combination, stock price trigger							$ 10.20		$ 10.20
Debt instrument, convertible, conversion price							10.00		10.00
Sale of stock, price per share	$ 10.42
Amount to be deposited in trust account in connection with the exercise of first monthly extension	$ 122,920
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value							$ 0.0001		$ 0.0001		$ 0.0001
Related Party [Member]
Related Party Transaction [Line Items]
Other liabilities							$ 11,200		$ 11,200		$ 11,500
Related Party [Member] | Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note												$ 300,000
Repayments of related party debt				$ 78,925
Notes payable							0		0		0
Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Administrative fees expense							$ 30,000	$ 30,000	90,000	$ 90,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period value new issues									$ 25,000
Sponsor [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues						2,875,000
Stock issued during period value new issues						$ 25,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders					20.00%
Restrictions on transfer period of time after business combination completion									6 months
Transfer, assign or sell any shares or warrants after completion of initial business combination, stock price trigger							$ 12.00		$ 12.00
Sponsor [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Related party loans convertible up to consummation of business combination									$ 1,500,000
Debt instrument, convertible, conversion price							$ 10.00		$ 10.00
Other liabilities							$ 477,548		$ 477,548		207,081
Securities deposit held in trust account									$ 1,150,000
Sale of stock, price per share							$ 0.10		$ 0.10
Securities deposit held in trust account									$ 2,300,000
Sponsor [Member] | Extension Loans [Member]
Related Party Transaction [Line Items]
Other liabilities							$ 3,556,278		3,556,278		$ 2,545,838
Amount to be deposited in trust account in connection with the exercise of first monthly extension	$ 75,000
Chief Executive Officer [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock transferred to others during period share						15,000
Chief Financial Officer [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock transferred to others during period share						15,000
Two Independent Director [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock transferred to others during period share						5,000
Third Independent Director [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock transferred to others during period share					5,000
Arc Group Limited [Member] | Related Party [Member] | Introducing Advisor Agreement With Arc Group Limited [Member]
Related Party Transaction [Line Items]
Retainer fee upon execution of agreement			$ 50,000
Success fee upon closing of initial business combination			$ 100,000
Percentage of ownership as consideration for service.			5.00%
Threshold period for consideration payable after the Closes on business combination or any financing with any advisor target or any affiliate of an advisor target			6 months
Percentage of success fee on any PIPE financing		5.00%
Arc Group Limited [Member] | Related Party [Member] | Second Amendment To Introducing Advisor Agreement With Arc Group Limited [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues											1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights											143,766
Arc Group Limited [Member] | Related Party [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period shares new issues											1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights											143,766
Common stock, par value											$ 0.0001
Arc Group Limited [Member] | Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Maximum administrative fees expense per month									$ 10,000